Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 179,312	Royalties	UNITED STATES	Office of Natural Resources Revenue (ONRR) [Member]	Permian Basin [Member]	Oil and Natural Gas [Member]	Exploration and Production [Member]	Well
#: 2
	18	Fees	UNITED STATES	Office of Natural Resources Revenue (ONRR) [Member]	Permian Basin [Member]	Oil and Natural Gas [Member]	Exploration and Production [Member]	Well
#: 3
	$ 25,589	Fees	UNITED STATES	Bureau of Land Management (BLM) [Member]	Permian Basin [Member]	Oil and Natural Gas [Member]	Exploration and Production [Member]	Well